Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We recognize the importance of developing, implementing, and maintaining appropriate and adequate administrative and technical measures to safeguard our information management security systems and protect the confidentiality, integrity, and availability of data. Therefore, we have developed and maintain a comprehensive cybersecurity risk management program that focuses on monitoring, risk mitigation and risk response, in order to ensure the security and safety of our computer systems, networks, cloud services, software, and all data stored therein.

We have implemented protocols to protect against cybersecurity threats and prevent unauthorized access to sensitive data. We conduct regular assessment of the Company’s cybersecurity risks and vulnerabilities, by identifying potential threats, assessing the likelihood and potential impact of cyberattacks. We also conduct ongoing evaluation of the industry trends and regulatory environments to ensure we are in full compliance with applicable cybersecurity laws and regulations in all jurisdictions where we operate. We have set in place an efficient risk mitigation and control and incident response protocols to identify potential risks, detect, effectively respond to, and recover from cybersecurity breaches. We also provide regular training programs to our employees to enhance their awareness about cybersecurity risks, and better understand their roles and responsibilities in safeguarding company assets and data.

Overall, we believe that we have established a robust framework to protect against cybersecurity threats, mitigate risks, preserve customer trust and reputation, and support the sustainable growth of our Company.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit Committee is responsible for overseeing our cybersecurity program.
Cybersecurity Risk Role of Management [Text Block]

Governance

Our cybersecurity program is managed by our Chief Financial Officer, SUNG Pui Hei, for implementing company-wide cybersecurity policies, protocols, and procedures. Our Audit Committee is responsible for overseeing our cybersecurity program. The Chief Financial Officer reports to our board of directors and our Chief Executive Officer.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Audit Committee is responsible for overseeing our cybersecurity program.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true